UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 100.18%				$157,971,317
(Cost $158,449,381)

Consumer Discretionary 26.73%				42,155,961

Auto Components 2.45%
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11/01/15	$1,000,000	1,055,000
Exide Technologies,
Sr Sec Note, Series B	10.500	03/15/13	920,000	938,400
Goodyear Tire & Rubber Company,
Sr Note	10.500	05/15/16	145,000	157,325
Sr Sec Note	8.625	12/01/11	245,000	253,575
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	1,485,000	1,462,725

Hotels, Restaurants & Leisure 6.61%
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	795,000	647,925
Downstream Development Authority of the Quapaw Tribe
of Oklahoma,
Sr Sec Note (S)	12.000	10/15/15	2,000,000	1,720,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02/15/15	1,000,000	993,750
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	1,000,000	120,000
HRP Myrtle Beach Operations LLC,
Sr Sec Note (H)(S)	Zero	04/01/12	1,745,000	—
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	1,000,000	935,000
Landry's Restaurants, Inc.,
Gtd Sec Sr Note (S)	11.625	12/01/15	360,000	385,200
Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02/15/14	1,000,000	250,000
Marquee Holdings, Inc.,
Sr Note Series B	12.000	08/15/14	215,000	181,138
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09/01/21	275,000	169,903
Bond Series A (H)(S)	8.500	11/15/15	2,000,000	610,000
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08/15/14	1,000,000	772,500
MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07/15/14	1,055,000	1,036,538
Gtd Sr Sub Note, Series B	9.000	06/01/12	940,000	770,800
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	694,000	724,363
Turning Stone Resort Casino Enterprises,
Sr Note (S)	9.125	09/15/14	75,000	73,125
Waterford Gaming LLC,
Sr Note (S)	8.625	09/15/14	1,091,000	621,870
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	390,000	410,475

Household Durables 1.14%
Standard Pacific Corp.,
Gtd Note	6.250	04/01/14	155,000	137,175

2

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)
Whirlpool Corp.,
Sr Note	8.000%	05/01/12	$1,500,000	$1,658,408

Leisure Equipment & Products 1.04%
Easton-Bell Sports, Inc.,
Sr Note (S)	9.750	12/01/16	465,000	484,762
Hasbro, Inc.,
Sr Note	6.125	05/15/14	1,055,000	1,157,165

Media 12.25%
AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	350,000	362,250
Cablevision Systems Corp.,
Sr Note (S)	8.625	09/15/17	740,000	765,900
Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note	12.750	02/15/14	2,000,000	1,220,000
CCH II LLC,
Sr Notes (S)	13.500	11/30/16	841,501	1,003,490
Charter Communications Holdings LLC,
Sr Note	8.750	11/15/13	575,000	582,906
Cinemark USA, Inc.,
Gtd Sr Note	8.625	06/15/19	245,000	255,412
Clear Channel Communications, Inc.,
Gtd Sr Note	10.750	08/01/16	1,385,000	1,038,750
Sr Note, PIK	11.000	08/01/16	1,385,000	879,475
Clear Channel Worldwide Holdings, Inc.,
Sr Note (S)	9.250	12/15/17	395,000	406,850
Sr Note (S)	9.250	12/15/17	100,000	102,250
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	755,000	798,412
Dex Media West LLC,
Sr Sub Note (H)	9.875	08/15/13	1,891,000	661,850
DirecTV Holdings LLC,
Gtd Sr Note (S)	5.875	10/01/19	355,000	371,370
News America Holdings, Inc.,
Gtd Note	7.750	01/20/24	980,000	1,161,431
Gtd Note	7.600	10/11/15	1,000,000	1,172,126
Quebecor Media, Inc.,
Sr Note	7.750	03/15/16	95,000	95,000
Regal Cinemas Corp.,
Gtd Sr Note	8.625	07/15/19	130,000	134,225
Sirius XM Radio, Inc.,
Sr Note	9.625	08/01/13	2,530,000	2,580,600
Time Warner Cable, Inc.,
Gtd Note	8.250	04/01/19	375,000	451,729
Vertis, Inc., Series A,
Gtd Sr Note PIK	18.500	10/01/12	480,000	432,000
Videotron Ltee,
Sr Note	6.375	12/15/15	300,000	292,500
XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	1,650,000	1,810,875
Sr Sec Note (S)	11.250	06/15/13	1,005,000	1,075,350
Sr Sub Note (S)	7.000	12/01/14	1,770,000	1,653,003

3

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)

Multiline Retail 2.05%
Macy's Retail Holdings, Inc.,
Gtd Note	8.875%	07/15/15	$1,000,000	$1,090,000
Michaels Stores, Inc.,
Gtd Sr Note	10.000	11/01/14	85,000	85,850
Gtd Sr Sub Bond	11.375	11/01/16	1,975,000	2,054,000

Personal Products 0.12%
Revlon Consumer Products Corp.,
Gtd Sr Note (S)	9.750	11/15/15	185,000	190,781

Publishing 0.01%
SuperMedia (H)	8.000	11/15/16	2,000,000	22,500

Specialty Retail 0.53%
Staples, Inc.,
Sr Note	9.750	01/15/14	500,000	609,929
Toys R Us Property Company LLC,
Sr Sec Note (S)	8.500	12/01/17	225,000	231,750

Textiles, Apparel & Luxury Goods 0.53%
Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04/15/14	360,000	369,900
Hanesbrands, Inc.,
Gtd Sr Note	8.000	12/15/16	455,000	466,375

Consumer Staples 2.76%				4,348,242

Beverages 0.72%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	1,000,000	1,143,570
Food Products 1.42%
BFF International, Ltd.,
Gtd Sr Note (S)	7.250	01/28/20	1,000,000	993,469
Bumble Bee Foods LLC,
Sr Sec Note (S)	7.750	12/15/15	140,000	140,700
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	1,015,000	1,062,503
Dole Food Company, Inc.,
Gtd Note	8.875	03/15/11	38,000	38,000

Household Products 0.62%
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	655,000	655,000
Gtd Sr Sub Note Series B	9.750	02/15/17	315,000	315,000

Energy 10.99%				17,334,123

Energy Equipment & Services 1.85%
CalEnergy Company, Inc.,
Sr Bond	8.480	09/15/28	525,000	669,194
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	154,751	158,335
Gazprom,
Loan Part Note (S)	9.625	03/01/13	1,000,000	1,117,500
Gibson Energy ULC,
Gtd Sr Note (S)	10.000	01/15/18	390,000	385,125

4

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Energy (continued)
NGPL Pipeco LLC,
Sr Note (S)	7.119%	12/15/17	$525,000	$596,252

Oil, Gas & Consumable Fuels 9.14%
Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	665,000	708,225
Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12/15/15	140,000	129,500
ConocoPhillips,
Gtd Note	4.400	05/15/13	1,000,000	1,071,739
Copano Energy LLC,
Gtd Sr Note	8.125	03/01/16	250,000	251,875
Devon Energy Corp.,
Sr Note	5.625	01/15/14	1,035,000	1,132,112
Drummond Company, Inc.,
Sr Note	7.375	02/15/16	1,760,000	1,729,200
Gulf South Pipeline Company LP,
Sr Note (S)	5.750	08/15/12	1,000,000	1,067,009
Kinder Morgan Energy Partners LP,
Sr Note	5.125	11/15/14	1,000,000	1,075,967
MarkWest Energy Partners LP,
Gtd Sr Note, Series B	8.750	04/15/18	500,000	520,000
Gtd Sr Note, Series B	8.500	07/15/16	500,000	511,250
McMoRan Exploration Company,
Gtd Sr Note	11.875	11/15/14	1,100,000	1,199,000
Petro-Canada,
Debenture	9.250	10/15/21	1,000,000	1,309,160
Petroleos Mexicanos,
Gtd Note (S)	4.875	03/15/15	1,000,000	1,007,500
Gtd Sr Note (S)	6.000	03/05/20	360,000	356,627
Plains All American Pipeline LP,
Gtd Sr Note	6.500	05/01/18	1,000,000	1,103,078
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	1,140,000	1,235,475

Financials 16.60%				26,165,522

Capital Markets 1.56%
Goldman Sachs Group, Inc.,
Sr Note	6.250	09/01/17	1,000,000	1,076,501
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	275,000	304,745
Morgan Stanley,
Sr Note	6.000	04/28/15	1,000,000	1,076,494

Commercial Banks 2.40%
Allfirst Preferred Capital Trust,
Gtd Jr Sub Note (P)	1.751	07/15/29	350,000	230,072
Barclays Bank PLC,
Jr Sub Note (6.860% to 6-15-32 then 6 month LIBOR +
173 bps) (S)	6.860	09/29/49	1,595,000	1,331,825
Chuo Mitsui Trust & Banking Company, Ltd.,
Jr Sub Note (5.506% to 4-15-15 then 3 month LIBOR +
249 bps) (S)	5.506	04/15/15	905,000	884,266

5

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then 3 month LIBOR + 192.6
bps)	5.911%	11/30/35	$700,000	$590,625
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	01/29/49	750,000	751,875

Consumer Finance 2.22%
American Express Credit Corp.,
Sr Note	5.125	08/25/14	1,000,000	1,064,661
Discover Financial Services,
Sr Note	10.250	07/15/19	495,000	591,049
Ford Motor Credit Company LLC,
Sr Note	8.700	10/01/14	500,000	517,221
SLM Corp.,
Sr Note Series MTN	8.450	06/15/18	1,355,000	1,327,900

Diversified Financial Services 4.94%
Astoria Depositor Corp.,
Series B (S)	8.144	05/01/21	750,000	675,000
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	729,000	799,101
Bosphorus Financial Services, Ltd.,
Sec Floating Rate Note (P)(S)	2.050	02/15/12	281,250	268,846
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	2,420,000	1,984,400
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Series B	7.990	12/30/11	510,000	510,651
NB Capital Trust IV,
Gtd Cap Security	8.250	04/15/27	1,130,000	1,104,575
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	725,000	752,188
Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02/08/14	280,000	260,400
TAM Capital, Inc.,
Gtd Sr Note	7.375	04/25/17	860,000	782,600
Volvo Treasury AB,
Gtd Sr Note (S)	5.950	04/01/15	390,000	413,035
Voto-Votorantim Overseas Trading Operations NV,
Gtd Sr Note (S)	6.625	09/25/19	235,000	232,650

Insurance 2.56%
CNA Financial Corp.,
Sr Note	7.350	11/15/19	655,000	686,266
Liberty Mutual Group, Inc.,
Bond (S)	7.300	06/15/14	750,000	793,961
Gtd Bond (S)	7.500	08/15/36	515,000	491,691
Gtd Note (10.750% to 6-15-30 then 3 month LIBOR + 712
bps) (S)	10.750	06/15/58	1,000,000	1,100,000
Lincoln National Corp.,
Jr Sub Note (7.00% to 5-17-16 then 3 month LIBOR +
235.75 bps)	7.000	05/17/66	370,000	309,875
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then 3 month LIBOR +
417.7 bps) (S)	8.300	10/15/37	520,000	426,400

6

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Financials (continued)
Willis North America, Inc.,
Gtd Sr Note	7.000%	09/29/19	$215,000	$225,593

Real Estate Investment Trusts 1.47%
Dexus Property Group,
Gtd Note (S)	7.125	10/15/14	1,000,000	1,061,803
Dupont Fabros Technology LP,
Gtd Sr Note (S)	8.500	12/15/17	350,000	358,750
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	345,000	354,518
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05/01/11	165,000	175,046
Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11/15/15	345,000	363,611

Real Estate Management & Development 1.45%
Realogy Corp.,
Gtd Sr Note	10.500	04/15/14	1,095,000	930,750
Gtd Sr Note, PIK	11.000	04/15/14	1,644,337	1,356,578

Health Care 3.25%				5,130,356

Health Care Equipment & Supplies 1.21%
Covidien International Finance SA,
Gtd Sr Note	5.450	10/15/12	945,000	1,039,687
HCA, Inc.,
Sr Sec Note (S)	8.500	04/15/19	830,000	877,725

Health Care Providers & Services 1.79%
CIGNA Corp.,
Sr Note	6.375	10/15/11	635,000	678,412
Express Scripts, Inc.,
Sr Note	6.250	06/15/14	965,000	1,081,507
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	1,000,000	1,065,000

Pharmaceuticals 0.25%
Catalent Pharma Solutions, Inc.,
Gtd Sr Note	9.500	04/15/15	415,000	388,025

Industrials 13.87%				21,875,892

Aerospace & Defense 1.03%
Embraer Overseas, Ltd.,
Gtd Sr Note	6.375	01/15/20	885,000	880,575
Hawker Beechcraft Acquisition Company LLC,
Gtd Sr Note	8.500	04/01/15	780,000	536,250
L-3 Communications Corp.,
Gtd Sr Sub Note Series B	6.375	10/15/15	200,000	202,500

Airlines 4.90%
Continental Airlines, Inc.,
Pass Thru Ctf, Series 1991-1, Class A	6.545	02/02/19	293,155	293,155
Pass Thru Ctf, Series 2000-2, Class B	8.307	04/02/18	354,198	329,404
Pass Thru Ctf, Series 2001-1, Class C	7.033	06/15/11	134,755	127,343
Delta Air Lines, Inc.,
Series 2007-1 Class A	6.821	08/10/22	814,077	795,761
Sr Note (S)	12.250	03/15/15	410,000	424,350
Sr Note (S)	9.500	09/15/14	1,495,000	1,558,537

7

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Industrials (continued)
Global Aviation Holdings, Ltd.,
Gtd Sr Note (S)	14.000%	08/15/13	$1,385,000	$1,395,388
United Air Lines, Inc.,
Gtd Note	10.400	11/01/16	355,000	382,513
Gtd Note	9.750	01/15/17	715,000	750,750
Gtd Sr Note	12.750	07/15/12	685,000	714,113
Sr Sec Note (S)	12.000	11/01/13	820,000	795,400
Sr Sec Note (S)	9.875	08/01/13	160,000	161,600

Commercial Services & Supplies 3.21%
ACCO Brands Corp.,
Gtd Sr Note (S)	10.625	03/15/15	615,000	673,425
ARAMARK Services, Inc.,
Gtd Note	8.500	02/01/15	1,000,000	1,002,500
Geo Group, Inc.,
Gtd Sr Note (S)	7.750	10/15/17	450,000	459,000
Iron Mountain, Inc.,
Sr Sub Bond	8.375	08/15/21	760,000	788,500
MSX International UK, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	1,850,000	1,517,000
Waste Services, Inc.,
Sr Sub Note	9.500	04/15/14	600,000	621,000

Electrical Equipment 0.18%
Coleman Cable, Inc.,
Sr Notes (S)	9.000	02/15/18	295,000	291,312

Industrial Conglomerates 0.50%
Hutchison Whampoa International, Ltd.,
Gtd Note (S)	4.625	09/11/15	385,000	391,965
Gtd Sr Note (S)	6.500	02/13/13	365,000	403,492

Machinery 1.19%
Ingersoll-Rand Global Holding Company, Ltd.,
Gtd Note	6.000	08/15/13	545,000	602,633
Mueller Water Products, Inc.,
Gtd Sr Sub Note	7.375	06/01/17	1,420,000	1,278,000

Marine 1.58%
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	2,500,000	2,484,375

Road & Rail 1.28%
CSX Corp.,
Sr Note	6.300	03/15/12	1,000,000	1,086,811
Kansas City Southern de Mexico SA de CV,
Sr Notes (S)	8.000	02/01/18	400,000	394,000
RailAmerica, Inc.,
Sr Sec Note	9.250	07/01/17	504,000	534,240

Information Technology 1.79%				2,816,850

Electronic Equipment, Instruments & Components 1.13%
Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12/15/14	2,000,000	1,780,000

Internet & Catalog Retail 0.27%
GXS Worldwide, Inc.,
Gtd Sr Note (S)	9.750	06/15/15	430,000	417,100

8

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Information Technology (continued)

Software 0.39%
Vangent, Inc.,
Gtd Sr Sub Note	9.625%	02/15/15	$670,000	$619,750

Materials 11.13%				$17,555,441

Chemicals 2.88%
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	565,000	557,937
Berry Plastics Corp.,
Gtd Sec Note	8.875	09/15/14	430,000	414,950
Berry Plastics Escrow LLC,
Sr Sec Note (S)	8.250	11/15/15	770,000	777,700
Dow Chemical Company,
Sr Note	5.900	02/15/15	1,000,000	1,084,294
Lumena Resources Corp.,
Sr Note (S)	12.000	10/27/14	850,000	748,259
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	1,000,000	965,000

Containers & Packaging 3.74%
Cascades, Inc.,
Gtd Sr Note (S)	7.875	01/15/20	240,000	244,200
Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06/15/17	185,000	197,488
Gtd Sr Sub Note	9.500	08/15/13	2,500,000	2,568,750
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	500,000	510,000
Smurfit-Stone Container Enterprises, Inc.,
Sr Note (H)	8.375	07/01/12	1,210,000	1,019,425
Sr Note (H)	8.000	03/15/17	1,640,000	1,365,300

Metals & Mining 3.74%
CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	1,930,000	1,949,300
CSN Islands XI Corp,
Gtd Sr Note (S)	6.875	09/21/19	250,000	246,875
Essar Steel Algoma, Inc.,
Sr Note (S)	9.375	03/15/15	500,000	502,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04/01/17	220,000	239,250
Gerdau Holdings, Inc.,
Gtd Sr Note (S)	7.000	01/20/20	360,000	361,800
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	7.125	07/15/28	710,000	793,438
Ryerson, Inc.,
Sr Sec Note	12.000	11/01/15	1,000,000	1,037,500
Teck Resources, Ltd.,
Sr Sec Note	10.750	05/15/19	240,000	282,600
Vedanta Resources PLC,
Sr Note (S)	6.625	02/22/10	480,000	478,800

Paper & Forest Products 0.77%
Newpage Corp.,
Gtd Sr Sec Note	11.375	12/31/14	870,000	841,725

9

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Materials (continued)
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000%	08/01/14	$95,000	$104,975
Verso Paper Holdings LLC,
Sr Sec Note (S)	11.500	07/01/14	245,000	263,375

Telecommunication Services 8.79%				$13,865,167

Diversified Telecommunication Services 4.66%
Axtel SAB de CV,
Sr Note (S)	9.000	09/22/19	260,000	267,150
Sr Note (S)	7.625	02/01/17	810,000	793,800
BellSouth Corp.,
Debenture	6.300	12/15/15	697,350	746,563
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	1,500,000	1,511,250
Citizens Communications Company,
Sr Note	7.125	03/15/19	530,000	500,850
Digicel Group, Ltd.,
Sr Note (S)	8.250	09/01/17	850,000	822,375
Intelsat Bermuda, Ltd.,
Gtd Sr Note	11.250	02/04/17	1,470,000	1,492,050
Telecom Italia Capital SA,
Gtd Sr Note	6.175	06/18/14	1,105,000	1,211,767

Wireless Telecommunication Services 4.13%
CC Holdings GS V LLC,
Sr Note (S)	7.750	05/01/17	410,000	441,775
Crown Castle International Corp.,
Sr Note	7.125	11/01/19	285,000	282,862
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	1,340,000	1,209,350
NII Capital Corp.,
Gtd Sr Note (S)	10.000	08/15/16	320,000	334,400
Gtd Sr Note (S)	8.875	12/15/19	400,000	398,000
Sprint Capital Corp.,
Gtd Sr Note	8.750	03/15/32	1,065,000	958,500
Gtd Sr Note	8.375	03/15/12	1,970,000	2,004,475
Gtd Sr Note	6.900	05/01/19	1,000,000	890,000

Utilities 4.27%				6,723,763

Electric Utilities 2.58%
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	621,000	698,535
CE Generation LLC,
Sr Sec Note	7.416	12/15/18	547,500	548,441
Exelon Corp.,
Sr Note	4.900	06/15/15	1,015,000	1,065,782
FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03/10/24	286,494	282,709
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	334,000	370,443
TXU Corp.,
Sec Bond	7.460	01/01/15	283,840	200,788
United Maritime Group LLC,
Sr Sec Note (S)	11.750	06/15/15	475,000	478,563

10

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Utilities (continued)
Waterford 3 Funding Corp.,
Sec Bond	8.090%	01/02/17	$418,045	$423,074

Independent Power Producers & Energy Traders 0.86%
AES Eastern Energy LP,
Sr Pass Thru Ctf Series 1999-A	9.000	01/02/17	995,976	1,015,895
Ipalco Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	315,000	331,144

Multi-Utilities 0.76%
DTE Energy Company,
Sr Note	7.625	05/15/14	1,040,000	1,199,884

Water Utilities 0.07%
Indiantown Cogeneration LP,
1st Mtg Note Series A-9	9.260	12/15/10	106,362	108,505

Convertible Bonds 2.66%				$4,197,002
(Cost $4,057,545)

Consumer Discretionary 1.83%				2,887,962

Automobiles 1.74%
Ford Motor Company,
Sr Note	4.250	11/15/16	1,490,000	1,994,737
TRW Automotive, Inc.,
Gtd Sr Note (S)	3.500	12/01/15	720,000	753,300

Household Durables 0.09%
Beazer Homes USA, Inc.,
Gtd Sr Note	4.625	06/15/24	145,000	139,925

Industrials 0.83%				1,309,040

Airlines 0.61%
Continental Airlines, Inc.,
Sr Note	4.500	01/15/15	400,000	450,000
UAL Corp.,
Gtd Sr Sub Note	4.500	06/30/21	550,000	505,340

Trading Companies & Distributors 0.22%
United Rentals, Inc.,
Sr Note	4.000	11/15/15	360,000	353,700

Municipal Bonds 0.26%				$411,999
(Cost $445,000)

New York 0.26%				411,999
City of New York,
Build America Bonds	5.206	10/01/31	445,000	411,999

11

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government & Agency Obligations 23.89%				$37,668,349
(Cost $37,468,260)

U.S. Government 0.87%				1,373,092
U.S. Treasury,
Note	3.375%	11/15/19	$1,400,000	1,373,092

U.S. Government Agency 23.02%				36,295,257
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	03/01/39	19,431,032	19,642,041
Federal National Mortgage Association,
30 Yr Pass Thru Ctf	5.500	01/01/37	5,567,474	5,908,047
30 Yr Pass Thru Ctf	4.500	03/01/38	1,776,520	1,796,298
30 Yr Pass Thru Ctf	4.500	09/01/38	2,957,430	2,990,355
30 Yr Pass Thru Ctf	4.500	04/01/39	1,066,466	1,078,339
Government National Mortgage Association,
30 Yr Pass Thru Ctf	4.500	04/15/39	4,806,762	4,880,177

Foreign Government Obligations 0.88%				$1,387,619
(Cost $1,373,120)

Indonesia 0.37%				582,906
Republic of Indonesia,
Sr Bond (S)	5.875	03/13/20	575,000	582,906

Mexico 0.51%				804,713
Government of Mexico,
Sr Note	5.125	01/15/20	315,000	314,213
United Mexican States,
Sr Note	5.875	02/17/14	450,000	490,500

Term Loans 1.03%				$1,626,456
(Cost $1,630,421)

Consumer Discretionary 0.34%				534,165
Greektown Holdings LLC,
Term Loan (T)	—	09/30/10	50,635	50,635
Term Loan	14.500	09/30/10	481,124	483,530

Financials 0.69%				1,092,291
CIT Group, Inc.,
Term Loan	9.750	01/18/12	1,070,000	1,092,291

Collateralized Mortgage Obligations 7.83%				$12,339,749
(Cost $14,134,804)

Collateralized Mortgage Obligations 7.83%				12,339,749
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.741	12/25/46	11,582,783	506,747
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078	05/25/47	7,255,953	430,822
American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	202,312

12

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Corp.,
Series 2006-B, Class 6A1	5.827%	03/20/36	$745,913	$517,811
Bear Stearns Alt-A Trust,
Series 2006-4 Class 3B1	5.842	07/25/36	1,611,319	2,707
Series 2005-3, Class B2	3.177	04/25/35	403,450	21,662
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 2A3	5.000	08/25/35	329,551	315,030
ContiMortgage Home Equity Loan Trust,
Series 1995-2 Class A-5	8.100	08/15/25	41,413	38,068
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	3.081	09/20/46	52,714,441	2,141,524
DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06/20/31	1,000,000	855,020
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005-AR1, Class X2 IO	2.178	03/19/45	9,893,378	420,469
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1	2.636	12/25/34	255,715	20,144
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05/15/37	360,000	349,059
GSR Mortgage Loan Trust,
Series 2006-4F Class 6A1	6.500	05/25/36	3,086,153	2,619,373
Series 2004-9, Class B1	3.904	08/25/34	780,251	304,173
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO	2.554	09/19/35	6,144,500	233,299
Series 2007-3, Class ES IO	0.350	05/19/47	11,870,308	96,446
Series 2007-4, Class ES IO	0.350	07/19/47	12,649,762	102,779
Series 2007-6, Class ES IO (S)	0.342	08/19/37	9,315,528	75,689
Harborview Corp., NIM
Series 2006-9A Class N2 (H)(S)	8.350	11/19/36	311,205	—
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01/25/35	317,638	48,747
Series 2005-AR18, Class 1X IO	2.555	10/25/36	12,266,458	398,660
Series 2005-AR18, Class 2X IO	2.294	10/25/36	11,840,386	400,205
Series 2005-AR5, Class B1	4.114	05/25/35	422,685	14,751
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF1 Class MF1	6.273	08/25/36	1,206,508	82,748
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1	3.770	05/25/35	373,282	104,691
Washington Mutual, Inc.,
Series 2005-AR4 Class B1	4.547	04/25/35	1,451,257	394,727
Series 2007-0A5, Class 2XPP IO	0.999	06/25/47	43,751,755	765,656
Series 2005-6, Class 1CB	6.500	08/25/35	363,670	265,025
Series 2007-OA5, Class 1XPP IO	0.804	06/25/47	37,135,831	406,173
Series 2007-OA6, Class 1XPP IO	0.740	07/25/47	21,891,424	205,232

Asset Backed Securities 1.14%				$1,794,019
(Cost $1,940,223)

Asset Backed Securities 1.14%				1,794,019
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2	0.411	06/25/36	1,216,588	1,014,019
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	780,000

13

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value
Preferred Stocks 2.76%		$4,349,509
(Cost $4,212,769)

Consumer Discretionary 0.50%		792,545

Media 0.50%
Charter Communications, Inc., Series A, 15.000%	31,702	792,545

Financials 2.26%		$3,556,964

Commercial Banks 0.74%
Wells Fargo & Company, Series L, 7.500%	1,230	1,159,398

Diversified Financial Services 0.96%
Bank of America Corp., Series L, 7.250%	487	440,735
Citigroup, Inc., 7.500%	10,205	1,066,831

Real Estate Investment Trusts 0.56%
Public Storage, Inc., Depositary Shares, Series W, 6.500%,	40,000	890,000

Common Stocks 0.57%		$902,585
(Cost $2,136,718)

Consumer Discretionary 0.57%		902,585

Auto Components 0.31%
Lear Corp. (I)	7,164	492,883

Media 0.26%
Charter Communications, Inc., Class A (I)	11,505	352,398
SuperMedia, Inc. (I)	1,578	57,304

Short-Term Investments 0.07%		$110,000
(Cost $110,000)

	Par value	Value
Repurchase Agreement 0.07%		110,000
Repurchase Agreement with State Street Corp. dated 10-30-09 at
0.01% to be repurchased at $110,000 on 02-01-10, collateralized by
$115,000 Federal Home Loan Bank, 0.93% due 3-30-10 (valued at
$116,006, including interest).	$110,000	110,000

Total investments (Cost $225,958,241)† 141.27%		$222,758,604

Other assets and liabilities, net (41.27%)		($65,075,672)

Total net assets 100.00%		$157,682,932

The percentage shown for each investment category is the total value of the category as a percentage of the net assets.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

REIT Real Estate Investment Trust

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

14

John Hancock Investors Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,817,625 or 38.57% of the Fund's net assets as of January 31, 2010.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $225,972,896. Net unrealized depreciation aggregated $3,214,292, of which $16,312,909 related to appreciated investment securities and $19,527,201 related to depreciated investment securities.

15

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities. Also, over-the-counter derivative contracts, including swaps use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Asset Backed Securities	$1,794,019	—	$1,014,019	$780,000
Collateralized Mortgage Obligations	12,339,749	—	6,156,048	6,183,701
Common Stocks	902,585	$902,585	—	—
Convertible Bonds	4,197,002	—	4,197,002	—
Corporate Bonds	157,971,317	—	155,620,814	2,350,503
Foreign Government Obligations	1,387,619	—	1,387,619	—
Municipal Bonds	411,999	—	411,999	—
Preferred Stocks	4,349,509	3,556,964	—	792,545
Term Loans	1,626,456	—	1,626,456	—
U.S. Government & Agency Obligations	37,668,349	—	37,668,349	—
Short-Term Investments	110,000	—	110,000	—
Total Investments in Securities	$222,758,604	$4,459,549	$208,192,306	$10,106,749
Other Financial Instruments	(1,261,873)	(11,211)	(1,250,662)	—
Totals	$221,496,731	$4,449,338	$206,941,644	$10,106,749

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset	Collateralized
	Backed	Mortgage	Corporate	Preferred
	Securities	Obligations	Bonds	Stocks	Totals
Balance as of
10-31-09	$750,000	$7,526,657	$562,500	-	$8,839,157
Accrued
discounts/
premiums	-	28	1,742	-	1,770
Realized gain
(loss)	-	776,836	-	-	776,836
Change in
unrealized gain
(loss)	30,000	(1,168,856)	196,186	$184,539	(758,131)
Net purchases
(sales)	-	(950,964)	1,590,075	608,006	1,247,117
Net transfers in
and/out of
Level 3	-	-	-	-	-
Balance as of
01-31-10	$780,000	$6,183,701	$2,350,503	$792,545	$10,106,749

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that

17

proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Financial Instruments

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the three month period ended January 31, 2010, the Fund used futures to manage duration of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of January 31, 2010:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. Treasury 30-Year
Bond Futures	10	Long	Mar 2010	$1,188,125	$6,563
U.S. Treasury 5-Year
Note Futures	22	Short	Mar 2011	(2,599,438)	(9,969)
U.S. Treasury 10-Year
Note Futures	27	Short	Mar 2010	(3,144,445)	(7,805)
Total				($4,555,758)	($11,211)

Futures contracts (USD notional amounts) ranged from approximately $2.6 million to $4.6 million for the three month period ended January 31, 2010.

Interest Rate Swap Agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information on interest rate swaps, please refer to the Fund’s prospectus, semiannual and annual reports.

The following summarizes the interest rate swap contracts held as of January 31, 2010. During the three month period ended January 31, 2010, the Fund entered into interest rate swaps to manage duration of the portfolio.

	USD	Payments	Payments			Unrealized
	Notional	Made by	Received	Effective	Maturity	Appreciation	Market
Counterparty	Amount	Fund	by Fund	Date	Date	(Depreciation)	Value
Bank of			3-month
America	$28,000,000	4.69%	LIBOR (a)	9/14/2007	9/14/2010	($1,250,662)	($1,250,662)

(a) At January 31, 2010, the 3-month LIBOR rate was 0.24906%.

Interest rate swap notional amount at January 31, 2010 is representative of the activity during the three month period.

18

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010, by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
	Location	Fair Value	Fair Value
Interest rate contracts	Futures†	-	($11,211)

Interest rate contracts	Interest rate	-	($1,250,662)
	swaps

Total		-	($1,261,873)

† Reflects cumulative appreciation/depreciation on futures.

19

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

20

P50Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010